PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
ACCOUNTING POLICY
The following accounting policy applies to property, plant and equipment excluding right-of-use assets recognized under IFRS 16. Our accounting policy for right-of-use assets is included in note 8.

Recognition and measurement, including depreciation
We measure property, plant and equipment upon initial recognition at cost and begin recognizing depreciation when the asset is ready for its intended use. Subsequently, property, plant and equipment is carried at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures (capital expenditures) that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes:
•the cost of materials and direct labour;
•costs directly associated with bringing the assets to a working condition for their intended use;
•expected costs of decommissioning the items and restoring the sites on which they are located (see note 20); and
•borrowing costs on qualifying assets.

We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	15 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years

We calculate gains and losses on the disposal of property, plant and equipment by comparing the proceeds from the disposal with the item's carrying amount and recognize the gain or loss in net income.

We capitalize development expenditures if they meet the criteria for recognition as an asset and amortize them over their expected useful lives once the assets to which they relate are available for use. We expense research expenditures, maintenance costs, and training costs as incurred.

Impairment testing, including recognition and measurement of an impairment charge
See "Impairment Testing" in note 9 for our policies relating to impairment testing and the related recognition and measurement of impairment charges. The impairment policies for property, plant and equipment are similar to the impairment policies for intangible assets with finite useful lives.

ESTIMATES
Components of an item of property, plant and equipment may have different useful lives. We make significant estimates when determining depreciation rates and asset useful lives, which require taking into account company-specific factors, such as our past experience and expected use, and industry trends, such as technological advancements. We monitor and review residual values, depreciation rates, and asset useful lives at least once a year and change them if they are different from our previous estimates. We recognize the effect of changes in estimates in net income prospectively.
We use estimates to determine certain costs that are directly attributable to self-constructed assets. These estimates primarily include certain internal and external direct labour, overhead, and interest costs associated with the acquisition, construction, development, or betterment of our networks.

Furthermore, we use estimates in determining the recoverable amount of property, plant and equipment. See "Estimates" in note 9 for how we use estimates to determine the recoverable amount of property, plant and equipment.

JUDGMENTS
We make significant judgments in choosing methods for depreciating our property, plant and equipment that we believe most accurately represent the consumption of benefits derived from those assets and are most representative of the economic substance of the intended use of the underlying assets.

DETAILS OF PROPERTY, PLANT AND EQUIPMENT
The tables below summarize our property, plant and equipment as at December 31, 2021 and 2020.

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 8)	Total property, plant and equipment
Cost
As at January 1, 2021	1,210	21,913	6,078	1,954	618	1,230	848	33,851	2,248	36,099
Additions and transfers	29	1,167	849	142	62	57	482	2,788	380	3,168
Acquisitions from business combinations	2	29	1	6	—	3	—	41	—	41
Disposals and other	—	(802)	(321)	(147)	—	(37)	—	(1,307)	(2)	(1,309)
As at December 31, 2021	1,241	22,307	6,607	1,955	680	1,253	1,330	35,373	2,626	37,999

Accumulated depreciation
As at January 1, 2021	496	14,268	4,253	1,515	313	839	—	21,684	397	22,081
Depreciation	35	1,170	751	245	41	80	—	2,322	246	2,568
Disposals and other	—	(796)	(322)	(156)	(1)	(39)	—	(1,314)	(2)	(1,316)
As at December 31, 2021	531	14,642	4,682	1,604	353	880	—	22,692	641	23,333

Net carrying amount
As at January 1, 2021	714	7,645	1,825	439	305	391	848	12,167	1,851	14,018
As at December 31, 2021	710	7,665	1,925	351	327	373	1,330	12,681	1,985	14,666

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 8)	Total property, plant and equipment
Cost
As at January 1, 2020	1,179	20,804	5,653	1,939	587	1,184	1,320	32,666	1,911	34,577
Additions and transfers	31	1,863	620	168	34	68	(472)	2,312	337	2,649
Acquisitions from business combinations	—	4	37	—	1	1	—	43	—	43
Disposals and other	—	(758)	(232)	(153)	(4)	(23)	—	(1,170)	—	(1,170)
As at December 31, 2020	1,210	21,913	6,078	1,954	618	1,230	848	33,851	2,248	36,099

Accumulated depreciation
As at January 1, 2020	461	13,814	3,749	1,387	281	776	—	20,468	175	20,643
Depreciation	37	1,196	747	288	36	86	—	2,390	217	2,607
Disposals and other	(2)	(742)	(243)	(160)	(4)	(23)	—	(1,174)	5	(1,169)
As at December 31, 2020	496	14,268	4,253	1,515	313	839	—	21,684	397	22,081

Net carrying amount
As at January 1, 2020	718	6,990	1,904	552	306	408	1,320	12,198	1,736	13,934
As at December 31, 2020	714	7,645	1,825	439	305	391	848	12,167	1,851	14,018

During 2021, we recognized capitalized interest on property, plant and equipment at a weighted average rate of approximately 3.4% (2020 - 3.7%).
Annually, we perform an analysis to identify fully depreciated assets that have been disposed of. In 2021, this resulted in an adjustment to cost and accumulated depreciation of $1,157 million (2020 - $978 million). The disposals had nil impact on the Consolidated Statements of Income.